Collaboration Revenue - Additional Information (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Aug. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Proceeds From Collaboration Agreement	$ 50,000
Collaboration agreement cash consideration receivable		$ 100,000
Contract asset		32,538	$ 0
Collaboration revenue		$ 82,538	$ 0